Label	Element	Value
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	ifrs-full_ExpenseFromSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	$ 3,896,000
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	ifrs-full_ExpenseFromSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	7,796,000
Fair Value Of Options Granted	ogi_FairValueOfOptionsGranted	2,169,000
Fair Value Of Options Granted	ogi_FairValueOfOptionsGranted	$ 3,743,000
Weighted average remaining contractual life of outstanding share options	ifrs-full_WeightedAverageRemainingContractualLifeOfOutstandingShareOptions2019	7 years 1 month 6 days
Number of share options exercisable in share-based payment arrangement	ifrs-full_NumberOfShareOptionsExercisableInSharebasedPaymentArrangement	6,028,326
Restricted Stock Units [Member]
Estimated Fair Value Of Equity Settled Restricted Stock Unit Granted	ogi_EstimatedFairValueOfEquitySettledRestrictedStockUnitGranted	$ 748,000
Estimated Fair Value Of Equity Settled Restricted Stock Unit Granted	ogi_EstimatedFairValueOfEquitySettledRestrictedStockUnitGranted	1,037,000
Adjustments for share-based payments	ifrs-full_AdjustmentsForSharebasedPayments	1,226,000
Adjustments for share-based payments	ifrs-full_AdjustmentsForSharebasedPayments	1,576,000
Stock Option Plan [Member]
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	ifrs-full_ExpenseFromSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	2,921,000
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	ifrs-full_ExpenseFromSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	6,127,000
Performance Share Units [Member]
Adjustments for share-based payments	ifrs-full_AdjustmentsForSharebasedPayments	381,000
Adjustments for share-based payments	ifrs-full_AdjustmentsForSharebasedPayments	272,000
Estimated Fair Value Of Equity Settled Performance Share Unit Granted	ogi_EstimatedFairValueOfEquitySettledPerformanceShareUnitGranted	305,000
Estimated Fair Value Of Equity Settled Performance Share Unit Granted	ogi_EstimatedFairValueOfEquitySettledPerformanceShareUnitGranted	$ 472,000
Top of range [member]
Weighted average remaining contractual life of outstanding share options	ifrs-full_WeightedAverageRemainingContractualLifeOfOutstandingShareOptions2019	3 years
Top of range [member] | Restricted Stock Units [Member]
Vesting Period For Share-Based Payment Arrangements	ogi_VestingPeriodForShareBasedPaymentArrangements	3 years
Bottom of range [member]
Weighted average remaining contractual life of outstanding share options	ifrs-full_WeightedAverageRemainingContractualLifeOfOutstandingShareOptions2019	2 years
Bottom of range [member] | Restricted Stock Units [Member]
Vesting Period For Share-Based Payment Arrangements	ogi_VestingPeriodForShareBasedPaymentArrangements	1 year